Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 348,887	$ 328,761
Accounts receivable, net	129,477	132,671
Inventories	118,075	115,717
Net investment in sales-type leases	3,489	7,208
Prepaid expenses	5,932	7,696
Other current assets	41,870	22,858
Total current assets	647,730	614,911
Non-current assets
Net investment in sales-type leases - long-term	2,038	4,439
Property, plant and equipment, net	191,437	199,951
Goodwill	386,728	387,108
Other intangible assets, net	117,448	142,122
Other non-current assets	20,428	31,219
Total non-current assets	718,079	764,839
Total assets	1,365,809	1,379,750
Current liabilities
Accounts payable	38,944	39,849
Current portion of long-term debt	5,143	5,143
Accrued expenses and other current liabilities	34,257	30,041
Accrued compensation and related benefits	32,382	35,356
Deferred revenues	53,102	52,908
Total current liabilities	163,828	163,297
Non-current liabilities
Long-term debt	23,286	27,143
Deferred tax liabilities	1,836	7,069
Deferred revenues - long-term	16,009	15,200
Other non-current liabilities	30,459	32,899
Total non-current liabilities	71,590	82,311
Total liabilities	235,418	245,608
Contingencies (see note 12)
Redeemable non-controlling interests	931	1,635
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 53,810 thousands shares and 53,631 thousands shares issued and outstanding at September 30, 2018 and December 31, 2017, respectively	146	145
Additional paid-in capital	2,675,762	2,663,274
Accumulated other comprehensive loss	(8,815)	(7,023)
Accumulated deficit	(1,537,633)	(1,523,906)
Equity attributable to Stratasys Ltd.	1,129,460	1,132,490
Non-controlling interests		17
Total equity	1,129,460	1,132,507
Total liabilities and equity	$ 1,365,809	$ 1,379,750